Inventory (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Inventory
Raw materials	¥ 965,624			¥ 579,842
Work in process	5,160			2,995
Finished Goods	528,957			381,387
Merchandise	205,394			121,978
Less: write-downs	(2,130)			(4,649)
Total	1,703,005		$ 264,302	¥ 1,081,553
Write-downs of inventory	¥ 0	¥ 2,186